INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

			Marketing
		Capitalized	rights for a
	Computer	development	medical
	software	cost	product	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2019	$769	$806	$375	$1,950
Additions	106	150	—	256
Balance as of December 31, 2019	875	956	375	2,206

Accumulated amortization:
Balance as of January 1, 2019	716	561	375	1,652
Amortization for the year	41	118	—	159
Balance as of December 31, 2019	757	679	375	1,811

Amortized balance as of December 31, 2019	$118	$277	$—	$395

Cost:
Balance as of January 1, 2018	$746	$716	$375	$1,837
Additions	23	90	—	113
Balance as of December 31, 2018	769	806	375	1,950

Accumulated amortization:
Balance as of January 1, 2018	678	507	375	1,560
Amortization for the year	38	54	—	92
Balance as of December 31, 2018	716	561	375	1,652

Amortized balance as of December 31, 2018	$53	$245	$—	$298

The capitalized development costs are in respect of the Group’s CloudPAT, a cloud-based information technology platform designed to allow customers to transfer the data of the sleep apnea test results of the Group’s products. The amortization expenses are included in cost of revenues.